SCHEDULE OF FAIR VALUE MEASUREMENTS (Details)	Sep. 30, 2025 USD ($)
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	$ 1,918,995
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE
Fair Value, Inputs, Level 1 [Member] | Common stock and Mutual funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	1,918,995
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	24,940
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	24,940
Fair Value, Inputs, Level 2 [Member] | Common stock and Mutual funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE
Fair Value, Inputs, Level 3 [Member] | Common stock and Mutual funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	1,943,935
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	24,940
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common stock and Mutual funds [Member]
Platform Operator, Crypto Asset [Line Items]
TOTAL INVESTMENTS AT FAIR VALUE	$ 1,918,995